Tidal Trust III

234 West Florida Street, Suite 203

Milwaukee, WI 53204

November 3, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust III (the “Trust”)
File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add eight new series, the VistaShares TEPRTantrum Contrarian Select ETF, VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, VistaShares TPLoeb Event Driven Select ETF, VistaShares Target 15 TPLoeb Event Driven Distribution ETF, VistaShares TIGR Cub NextGen Select ETF, VistaShares Target 15 TIGR Cub NextGen Distribution ETF, VistaShares LAFFTech Select ETF, and VistaShares Target 15 LAFFTech Distribution ETF, is Post-Effective Amendment No. 145 under the 1933 Act and Amendment No. 148 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC